Liquidity	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity

Note 22—Liquidity

During the year ended December 31, 2022, and in each fiscal year since the Company’s inception, it has incurred losses from operations and generated negative cash flows from operating activities. The Company also has negative working capital and stockholders’ deficit as of December 31, 2022.

As of December 31, 2022, cash and cash equivalents totaled $10.1 million, accounts receivable totaled $65.9 million and unbilled accounts receivable totaled $55.2 million. Availability under the Revolving Credit Facility, which provided the ability to borrow up to $60.0 million, was $5.6 million. Pursuant to the SEPA, the Company has the right to sell up to $200.0 million of shares of Class A Common Stock to the Yorkville Investor, subject to certain limitations and conditions set forth in the SEPA, including the requirement that there be an effective registration statement registering such shares for resale and limitations on the volume of shares that may be sold. Additionally, because shares issued under the SEPA are sold at a discount to the then-current market price, in light of the current market price and the NYSE rules limiting the number of shares that can be issued without the approval of the Company’s shareholders, the amount that could currently be raised pursuant to the SEPA is significantly lower than $200.0 million. Furthermore, the amended Term Loan agreement entered into on November 18, 2022 requires the Company to repay the Term Loan with any net proceeds provided by the SEPA until such time that the Term Loan is repaid in full (see Note 5).

The Company currently projects that it will not have sufficient cash on hand or available liquidity under existing arrangements to meet the Company’s projected liquidity needs for the next 12 months. In the absence of additional capital, there is substantial doubt about the Company’s ability to continue as a going concern.

To address the Company’s projected liquidity needs for the next 12 months, the Company has (i) upsized the maximum borrowing capacity under the Revolving Credit Facility to $75.0 million and extended its maturity date to the earlier of (a) December 14, 2025, (b) the maturity of the Term Loan and (c) the maturity of the Subordinated Term Loan, (ii) extended the maturity date of the Subordinated Term Loan to March 29, 2024, (iii) received a binding commitment for $15.0 million of additional financing (the “Financing Commitment”), and (iv) amended the software subscription agreement with Palantir, which allows the Company to satisfy the $11.3 million of fees that are scheduled to become due during 2023 in the Company’s equity or debt securities (see Note 23). In addition, the Company has begun to execute its plans to modify its operations to further reduce spending. Initiatives the Company has undertaken since the fourth quarter of 2022 include (i) increased focus on operational efficiencies and cost reduction measures, (ii) eliminating redundancies that have been the byproduct of the Company’s recent growth and expansion, (iii) evaluating the Company’s portfolio and less profitable accounts to better ensure the Company is deploying resources efficiently, and (iv) exercising strict capital discipline for future investments, such as requiring investments to meet minimum hurdle rates.

The Company believes that the upsized Revolving Credit Facility, the extended maturities of the Revolving Credit Facility and the Subordinated Term Loan, the Financing Commitment along with cash on hand and other cash flows from operations are expected to provide sufficient liquidity to meet the Company’s known liquidity needs for the next 12 months. The Company believes this plan is probable of being achieved and alleviates substantial doubt about the Company’s ability to continue as a going concern.

Liquidity

Note 18—Liquidity

During the three and six months ended June 30, 2023, and in each fiscal year since the Company’s inception, it has incurred losses from operations and generated negative cash flows from operating activities. The Company also has negative working capital and stockholders’ deficit as of June 30, 2023. However, all of the warrant liabilities and derivative liabilities under current liabilities on the accompanying condensed consolidated balance sheets will be settled in Class A Common Stock.

To address liquidity needs, the Company entered into various financial arrangements during the three months ended June 30, 2023, including the June 2023 Revolving Credit Facility, the June 2023 Term Loan, the May 2023 Equity Agreements, maturity extensions of the Subordinated Term Loan, the Insider Convertible Debentures, the Third Party Convertible Debentures and the NZ Superfund Convertible Debenture and a conversion of the Rodina Note to Class A Common Stock. In addition, subsequent to June 30, 2023, the Yorkville Investors assigned the YA Convertible Debentures to certain existing investors of the Company and the debentures’ maturity date was extended (See Note 19). The Company has also been working to execute various initiatives to modify its operations to further reduce spending and improve cash flow.

In management’s opinion, the Company’s cash on hand, availability under the line of credit and the execution of the cost reduction initiatives will provide liquidity for the Company for at least one year. However, there can be no assurance that the Company will be successful in executing its cost reduction initiatives and may need to raise additional capital in future periods.